Income Taxes (Details) - Schedule of company's valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of CompanyS Valuation Allowance [Abstract]
Valuation allowance at beginning of year	$ 65,662	$ 52,487
Increases recorded to income tax provision	13,251	13,175
Decreases recorded to equity	(2,462)
Valuation allowance at the end of year	$ 76,451	$ 65,662